SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of continuity of share capital
	Number of Shares	Amount
Balance, January 31, 2019	58,505,255	$52,923,983
Shares issued - acquisition of Phantom Farms (i)	2,670,000	2,507,138
Shares issued - conversion of promissory note (ii)	977,479	660,647
Shares issued - warrant exercises (iii)	915,545	1,018,748
Shares issued - option exercises (iv)	80,000	77,980
Shares issued - acquisition of Swell (v)	8,281,905	4,927,178
Shares issued - acquisition of EFF building (vi)	3,983,886	4,136,646
Shares issued - partial settlement of EFF share payment note (vii)	368,688	368,688
Shares issued - private placement (viii)	5,589,493	4,895,379
Shares issued - conversion of debentures (ix)	8,016,388	4,539,991
Share issue costs	—	(28,110)
Balance, January 31, 2020	89,388,639	76,028,268
Shares issued - acquisition of Phantom Farms (x)	7,132,042	2,582,903
Shares issued - Megawood (xi)	95,849	38,415
Shares issued - option exercises (xii)	200,000	197,708
Shares issued - conversion of debentures (xiii)	19,764,694	12,939,401
Shares issued - Swell commitment (xiv)	456,862	429,582
Shares issued - EFF commitment (xv)	19,774	21,371
Balance, January 31, 2021	117,057,860	$92,237,648

(i) On February 4, 2019, the Company issued 2,670,000 shares as consideration for the purchase of Phantom Farms (Note 3).

(ii) On February 7, 2019, the Company issued 977,479 shares to a vendor of EFF upon conversion of a portion of the convertible promissory note payable.

(iii) During the year ended January 31, 2020, the Company issued 915,545 shares upon the exercise of warrants.

(iv) During the year ended January 31, 2020, the Company issued 80,000 shares upon the exercise of stock options.

(v) On May 24 and December 27, 2019, the Company issued 1,266,667 shares and 7,015,238 shares, respectively, as consideration for the purchase of Swell Companies (Note 4).

(vi) On May 10, 2019, the Company issued 3,983,886 shares as consideration for the purchase of the building and land that EFF was previously leasing.

(vii) On June 12, 2019, the Company issued 368,688 shares to a vendor of EFF for a partial payment of the Company's commitment to issue shares.

(viii) On May 28, 2019, the Company completed a non-brokered private placement financing of 5,589,493 shares at C$1.38, for total gross proceeds of $5,847,135 (C$7,713,500). Each unit is comprised of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable for one additional common share of the Company at an exercise price of C$1.83 per warrant for a period of one year.

(ix) During the year ended January 31, 2020 the Company issued 8,016,388 shares upon the conversion of debentures.

(x) On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms, including SDP.  The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903.

(xi) On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares with a fair value of $38,415 (Note 14).

(xii) On October 15, 2020, the Company issued 200,000 shares upon the exercise of stock options.

(xiii) During the year ended January 31, 2021 the Company issued 19,764,694 shares upon the conversion of debentures.

(xiv) On November 23, 2020, the Company issued 456,862 common shares to Swell as part of the purchase agreement dated May 23, 2019 as final settlement of the Company's commitment to issue shares.

(xv) On December 30, 2020, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

Schedule of warrant activity
Warrants outstanding
	Warrants outstanding	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2019	5,154,045	2.05	0.86
Issued - Phantom Farms (Note 3)	1,700,000	1.50
Issued - Swell Companies (Note 4)	1,200,000	1.50
Issued - Private Placement (xvii)	2,794,746	1.83
Exercised	(915,045)	1.06
Expired	(4,239,000)	2.27
Balance, January 31, 2020	5,694,746	1.66	0.74
Issued	6,200,000	1.00
Balance, January 31, 2021	11,894,746	1.32	1.96

Schedule of warrants outstanding and exercisable
Expiry Date	Exercise Price - C$ -	Number of Warrants
February 4, 2021	1.50	1,700,000
May 28, 2021	1.83	2,794,746
December 31, 2023	1.00	1,922,000
January 30, 2024	1.00	4,278,000
May 24, 2024	1.50	1,200,000
		11,894,746

Schedule of stock options outstanding and exercisable
Options outstanding and exercisable
	Options outstanding and exercisable	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2019	2,520,000	2.41	2.30
Granted	1,830,000	1.14
Exercised	(80,000)	0.65
Expired/Cancelled	(1,015,000)	2.28
Balance, January 31, 2020	3,255,000	1.78	2.18
Granted	4,055,000	0.73
Exercised	(200,000)	0.65
Expired/Cancelled	(145,000)	0.71
Balance January 31, 2021	6,965,000	1.22	2.05

Schedule of stock options outstanding and exercisable of exercise prices
Expiry Date	Exercise Price - C$ -	January 31, 2021 Outstanding	January 31, 2021 Exercisable
June 25, 2021	2.80	1,350,000	1,350,000
February 5, 2022	1.11	460,000	460,000
October 9, 2022	1.38	500,000	500,000
January 24, 2023	0.80	100,000	100,000
August 17, 2023	0.70	3,905,000	1,301,667
January 28, 2024	1.50	150,000	50,000
October 9, 2024	1.00	500,000	500,000
		6,965,000	4,261,667

Schedule of fair value of stock options
	2021	2020
Risk-free rate	0.19%	0.29%
Expected life of options	3 years	3 years
Annualized volatility	80%	80%
Dividend rate	0%	0%